Financial Instruments (Details) - Schedule of Level 3 financial instruments carried at fair value - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Contingent consideration in business combinations
Balance as beginning		$ (8,792)
Arising from business combinations	[1]	(5,196)	(10,159)
Net changes in fair value (unrealized)		1,948	1,367
Payment		4,353
Transfers out of level 3		7,687
Balance as ending			$ (8,792)

[1]	2022: See Note 9.B(1) regarding acquisition of GIS for information in relation to the contingent consideration liability at the amount of $5,196 arising from business combination. 2021: See Note 9.B(4) regarding acquisition of NanoFabrica for information in relation to the contingent consideration liability at the amount of $1,367 arising from business combination. See Note 9.B(5) regarding acquisition of Essemtec for information in relation to the contingent consideration liability at the amount of $8,792 arising from business combination.